BALANCES AND TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2022
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
BALANCES AND TRANSACTIONS WITH RELATED PARTIES

29)  BALANCES AND TRANSACTIONS WITH RELATED PARTIES

a)  Balances and transactions with related parties

The main balances of assets and liabilities with related parties arises from transactions with member companies of the controlling group carried out at the prices and other commercial conditions agreed in contracts between the parties. These refer to:

a)	Fixed and mobile telephony services provided by Telefónica Group companies.
b)	Consulting service for the construction of a fiber optic network.
c)	Installments receivable on the sale of equity interest and capital contributions, as well as the update of these values.
d)	Corporate services passed through at the cost effectively incurred.
e)	Right to use certain software licenses and maintenance and support contracted.
f)	International transmission infrastructure for several data circuits and roaming services contracted.
g)	Adquira Sourcing platform - online solution to for purchase and sale of various goods and services.
h)	Cost Sharing Agreement for digital business
i)	Financial Clearing House roaming, inflows of funds for payments and receipts from roaming operation.
j)	Data communication services and integrated solutions.
k)	Long distance calling and international roaming services.
l)	Amounts to be reimbursed by SPTE as a result of contractual clause of the purchase of Terra Networks equity interest. As informed in note 24.a, SPTE was liquidated and extinguished on October 31, 2022 and, therefore, the amount presented in the income statement table refers to the period from January to October 2022.
m)	Brand fee for assignment of rights to use the brand.
n)	Rental of buildings, data circuit and/or infrastructure.
o)	Factoring transactions, credit facilities for services provided by the Group’s suppliers.
p)	Contracts or agreements assigning user rights for cable ducts, optical fiber duct rental services, and right-of-way related occupancy agreements with several highway concessionaires.

The Company and its subsidiaries sponsor pension plans and other post-employment benefits for its employees with Visão Prev and Sistel (Note 31).

Telefônica Corretora de Seguros (“TCS”) acts as intermediary in transactions between insurance companies and the Company and its subsidiaries in the acquisition of insurance for cell phones, operational risks, general liability, guarantee insurance, among others. There are no balances arising from insurance intermediation between TCS and the Company and its subsidiaries.

The following table summarizes the consolidated balances with related parties:

		Balance Sheet - Assets
		12.31.22			12.31.21
	Type of	Cash and cash	Accounts	Other	Cash and cash	Accounts
Companies	transaction	equivalents	receivable	assets	equivalents	receivable	Other assets
Parent Companies
SP Telecomunicações Participações	d) / l)	—	—	—	—	1	10,315
Telefónica Latinoamerica Holding	d)	—	—	23,287	—	—	24,879
Telefónica	d)	—	—	2,791	—	—	4,825
		—	—	26,078	—	1	40,019
Other Group companies
Telefonica Global Solutions Participações	a) / d) / n)	—	5,295	124	—	3,632	109
Telefónica Venezolana	d) / k)	—	7,869	2,196	—	8,016	2,196
Telefônica Factoring do Brasil	d) / o)	—	1,799	74	—	2,187	80
Telefónica Global Solutions	f) / j) / k)	—	25,006	—	—	18,183	—
Telefonica Moviles España	k)	—	1,724	—	—	1,956	—
Telefónica Moviles Argentina	k)	—	6,273	—	—	6,352	—
Telfisa Global BV	i)	10,576	—	—	66,682	—	—
Telxius Cable Brasil	a) / d)	—	1,179	1,388	—	3,915	1,221
Telefonica Cibersegurança e Tecnologia Do Brasil	d) / e) / j) / n)	—	4,572	2,809	—	1,772	1,280
Telefônica Infra	c)	—	—	305,414	—	—	446,317
FiBrasil Infraestrutura e Fibra Ótica	b) / d) / n)	—	7,232	35,297	—	12,167	53,088
Telefónica IoT & Big Data Tech	c) / d)	—	—	32,065	—	3,229	66,604
Telefonica Cybersecurity & Cloud Tech	c)	—	—	19,880	—	—	49,286
Outras		—	6,720	8,904	—	5,727	6,088
		10,576	67,669	408,151	66,682	67,136	626,269
Total		10,576	67,669	434,229	66,682	67,137	666,288

Current assets
Cash and cash equivalents (Note 3)		10,576	—	—	66,682	—	—
Trade accounts receivable (Note 5)		—	67,669	—	—	67,137	—
Other assets (Note 11)		—	—	253,144	—	—	301,427
Non-current assets
Other assets (Note 11)		—	—	181,085	—	—	364,861

		Balance Sheet - Liabilities
		12.31.22		12.31.21
		Trade	Other	Trade	Other
		accounts	liabilities and	accounts	liabilities and
Companies	Type of transaction	payable	leases	payable	leases
Parent Companies
SP Telecomunicações Participações	l)	—	—	—	26,855
Telefónica Latinoamerica Holding	d)	5,765	—	4,983	—
Telefónica	d) / m)	6,155	101,224	4,969	97,996
		11,920	101,224	9,952	124,851
Other Group companies
Telefonica Global Solutions Participações	f) / k)	42,639	318	45,493	318
Telefónica Compras Electrónica	g)	28,525	—	33,215	—
Telefónica Digital España	h)	78,128	—	69,966	—
Telefônica Factoring do Brasil	o)	—	5,109	—	7,253
Telefónica Global Technology	e)	32,579	—	9,448	—
Telefónica Global Solutions	f) / j) / k)	29,076	—	41,630	—
Telxius Cable Brasil	d) / f)	20,423	8,113	44,229	1,572
Telefonica Cibersegurança e Tecnologia Do Brasil	d) / e) / j)	39,163	—	59,886	37
Companhia AIX Participações	p)	2,636	55,960	2,238	70,845
Telefónica IoT & Big Data Tech	d) / h)	26,971	—	21,706	—
Telefonica Cybersecurity & Cloud Tech	h)	8,091	—	12,153	—
FiBrasil Infraestrutura e Fibra Ótica	b) / d)	24,280	9,466	54,619	3,267
Outras		30,868	494	38,212	563
		363,379	79,460	432,795	83,855
Total		375,299	180,684	442,747	208,706

Current liabilities
Trade accounts payable and other payables (Note 17)		375,299	—	442,747	—
Leases (Note 21)		—	26,435	—	25,801
Other liabilities (Note 23)		—	118,303	—	134,221
Non-current liabilities
Leases (Note 21)		—	29,525	—	45,044
Other liabilities (Note 23)		—	6,421	—	3,640

		Income statement
		2022			2021			2020
			Operating			Operating			Operating
			revenues			revenues			revenues
			(cost and	Financial		(cost and	Financial		(cost and	Financial
		Operating	other	income	Operating	other	income	Operating	other	income
Companies	Type of transaction	revenues	expenses)	(expenses)	revenues	expenses)	(expenses)	revenues	expenses)	(expenses)
Parent Companies
SP Telecomunicações Participações	d) / l)	—	10,839	2,630	12	574	—	10	558	—
Telefónica Latinoamerica Holding	d)	—	16,280	(428)	—	5,925	(341)	—	19,181	7,217
Telefónica	d) / m)	—	(449,933)	12,113	—	(375,994)	(3,461)	—	(370,703)	(13,163)
		—	(422,814)	14,315	12	(369,495)	(3,802)	10	(350,964)	(5,946)
Other Group companies
Telefonica Global Solutions Participações	a) / d) / f) / k) / n)	13,928	(110,417)	—	7,510	(108,094)	—	5,586	(105,384)	—
Telefónica Compras Electrónica	g)	—	(24,453)	(15)	—	(38,911)	—	—	(33,919)	—
Telefónica Digital España	h)	—	(177,107)	5,390	—	(155,508)	(4,351)	366	(142,343)	(22,992)
Telefônica Factoring do Brasil	d) / o)	5	1,455	(5,109)	1,882	254	(7,267)	7,674	252	(1,551)
Telefónica Global Technology	e)	—	(74,512)	17	—	(88,397)	(135)	—	(80,784)	(6,470)
Telefónica Global Solutions	f) / j) / k)	50,969	(67,157)	1,055	52,732	(72,781)	531	65,246	(88,730)	9,451
Telefonica Global Solutions Usa	f) / j)	—	(17,407)	766	343	(21,613)	(1,587)	—	(17,186)	(436)
Telxius Cable Brasil	a) / d) / f) / j) / n)	12,542	(236,318)	1,688	43,338	(235,371)	(7,381)	12,066	(314,327)	(30,251)
Telefonica Cibersegurança E Tecnologia do Brasil	d) / e) / j) / n)	1,713	(152,374)	—	974	(120,364)	—	347	(15,544)	—
Companhia AIX Participações	p)	30	1	(7,963)	20	—	(3,856)	28	—	(1,252)
Telefónica On The Spot Soluções Digitais do Brasil	d) / n)	168	(210)	—	16,891	(1,650)	—	282	(5,795)	—
Telefónica IoT & Big Data Tech	d) / h)	—	(101,757)	5,482	—	(76,218)	827	500	(4,838)	—
Telefonica Cybersecurity & Cloud Tech	h)	—	(19,238)	708	—	(19,842)	(229)	—	(1,811)	74
Telefônica Infra	c)	—	—	20,153	—	—	11,737	—	—	—
FiBrasil Infraestrutura e Fibra Ótica	b) / d) / n)	7,639	(49,704)	973	39,018	(32,117)	973	—	—	—
Other		10,072	(19,452)	1,602	11,543	(61,349)	1,367	15,767	(70,982)	(66,718)
		97,066	(1,048,650)	24,747	174,251	(1,031,961)	(9,371)	107,862	(881,391)	(120,145)
Total		97,066	(1,471,464)	39,062	174,263	(1,401,456)	(13,173)	107,872	(1,232,355)	(126,091)

b)  Management compensation

Consolidated key management compensation paid by the Company to its Board of Directors and Statutory Officers for the years ended December 31, 2022 and 2021 totaled R$35,241 and R$32,205, respectively. Of this amount, R$21,141 (R$19,658 on December 31, 2021) corresponds to salaries, benefits and social charges and R$14,100 (R$12,547 on December 31, 2021) to variable compensation, which includes share-based payment plans.

These were recorded as personnel expenses in General and administrative expenses.

For the years ended December 31, 2022 and 2021, the Directors and Officers received no pension, retirement or similar benefits.